Goodwill and intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Goodwill and intangible assets
12. Goodwill and intangible assets other than goodwill
Novartis has the following classes of available for use intangible assets other than goodwill: Currently marketed products and Other intangible assets.
Currently marketed products represent the composite value of acquired intellectual property (IP), patents, distribution rights and product trade names.
Other intangible assets include capitalized internally developed and acquired computer software and technologies, which represent identified and separable acquired know- how used in research, development, and production.
The following table summarizes the movements of goodwill and intangible assets other than goodwill in 2023:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Currently marketed products	Other intangible assets	Total

At January 1, 2023

Cost	29 596	7 092	58 249	4 343	69 684

Accumulated amortization and impairment	-295	-2 671	-32 736	-2 633	-38 040

Net book value	29 301	4 421	25 513	1 710	31 644

At January 1, 2023	29 301	4 421	25 513	1 710	31 644

Costs and accumulated amortization/impairments on assets related to discontinued operations [1]	-7 445	-235	-1 026	-199	-1 460

Impact of acquisitions of businesses	1 094	2 931		15	2 946

Reclassifications		-235	23	212

Additions		770	290	516	1 576

Disposals and derecognitions [2]			-1 842	-3	-1 845

Amortization charge			-3 319	-641	-3 960

Impairment charge		-2 544	-310	-194	-3 048

Currency translation effects	391	221	688	117	1 026

At December 31, 2023	23 341	5 329	20 017	1 533	26 879

At December 31, 2023

Cost	23 391	7 822	46 909	3 588	58 319

Accumulated amortization and impairment	-50	-2 493	-26 892	-2 055	-31 440

Net book value	23 341	5 329	20 017	1 533	26 879

[1] Represents the cost of assets and accumulated depreciation/impairments at January 1, 2023, related to the Sandoz business reported as discontinued operations, and the net transfers between discontinued and continuing operations from January 1, 2023 to October 3, 2023. Note 31 provides disclosure of discontinued operations additions, depreciation charge, impairment charge and reversals of impairment change.

[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use. Disposals include the divested currently marketed product Xiidra.

The following table summarizes the movements of goodwill and intangible assets other than goodwill in 2022:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Currently marketed products	Other intangible assets	Total

At January 1, 2022

Cost	29 900	8 013	56 213	3 985	68 211

Accumulated amortization and impairment	-305	-2 514	-29 107	-2 408	-34 029

Net book value	29 595	5 499	27 106	1 577	34 182

At January 1, 2022	29 595	5 499	27 106	1 577	34 182

Impact of acquisitions of businesses	161	1 209			1 209

Reclassifications [1]		-1 429	1 403	26

Additions [2]		330	1 175	588	2 093

Disposals and derecognitions [3]	-28	-95	-3	-2	-100

Amortization charge [4]			-3 603	-379	-3 982

Impairment charge [4]		-917	-322	-87	-1 326

Currency translation effects	-427	-176	-243	-13	-432

At December 31, 2022	29 301	4 421	25 513	1 710	31 644

At December 31, 2022

Cost	29 596	7 092	58 249	4 343	69 684

Accumulated amortization and impairment	-295	-2 671	-32 736	-2 633	-38 040

Net book value	29 301	4 421	25 513	1 710	31 644

[1] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development and completion of software development
[2] Additions in continuing operations were USD 1 930 million. Note 31 provides disclosure of discontinued operations additions.
[3] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use
[4] Note 31 provides disclosure of discontinued operations amortization charge and impairment charge.
As at December 31, 2023, the most significant intangible assets within currently marketed products category are Leqvio (acquisition of The Medicines Company) and Zolgensma (acquisition of Avexis Inc.). As at December 31, 2023, the carrying value and remaining amortization period for Leqvio is USD 6.8 billion and 12 years, respectively (2022: USD 7.4 billion and 13 years, respectively), and for Zolgensma USD 5.2 billion and 7 years, respectively (2022: USD 5.9 billion and 8 years, respectively).
The following table shows the estimated useful life by category for intangible assets available for use and the line in the consolidated income statement in which the amortization and any potential impairment charge is recognized:
	Useful life	Income statement line for amortization and impairment charges

Currently marketed products	5 to 20 years	"Cost of goods sold"

Other (including software and technologies)	3 to 15 years	In the relevant functional expense, and for technologies in "Cost of goods sold" or "Research and Development"

Any impairment charge for IPR&D is recorded in the consolidated income statement under “Research and development.”
The Company has no indefinite useful life intangible asset other than goodwill.
The Company’s cash-generating units to which goodwill is allocated is at the level of the operating segment, which is comprised of a group of smaller cash-generating units. The valuation method of the recoverable amount of the operating segment to which goodwill is allocated is based on the fair value less costs of disposal. Any impairment charges are recorded under “Other expense” in the consolidated income statement.
The following assumptions were used in the goodwill impairment testing calculation:
(As a percentage)

Terminal growth rate	1.3

Discount rate (post-tax)	8.0

The discount rates consider the Company’s weighted average cost of capital, adjusted to approximate the weighted average cost of capital of a comparable market participant.
The fair value less costs of disposal, for all cash-generating units containing goodwill, is reviewed for the impact of reasonably possible changes in key assumptions. In particular, we considered an increase in the discount rate, a decrease in the terminal growth rate, and certain negative impacts on the forecasted cash flows. These reasonably possible changes in key assumptions did not indicate an impairment.
“Note 1. Accounting policies—Goodwill and intangible assets other than goodwill” provides additional disclosures on how the Company performs goodwill and intangible asset impairment testing.
The following table shows the intangible asset amortization charge and impairment charges for continuing operations for the years ended December 31, 2023, 2022 and 2021[1]:
(USD millions)	2023	2022	2021

Amortization charge	-3 960	-3 760	-3 665

Impairment charge [2]	-3 048	-1 301	-376

[1] Note 31 provides disclosure of discontinued operations amortization charge and impairment charge.
[2] 2023 impairment charge includes the write-down of IPR&D on the cessation of clinical development programs, including PPY988 (USD 1.0 billion), which was acquired with the 2022 acquisition of Gyroscope Therapeutics Holdings plc (see Note 2), VDT482 (USD 0.4 billion), and MBG453 (USD 0.3 billion), and the clinical research program NIZ985 (USD 0.3 billion); as well as the write-down of a currently marketed product by USD 0.3 billion to reflect the reduction in its recoverable amount.

2022 intangible asset impairment charges include the write-down of IPR&D on the cessation of clinical development programs, including UNR844 (USD 0.6 billion).
2021 intangible asset impairment charges includes the write down of IPR&D on the cessation of clinical development programs, including GTX312 (USD 0.2 billion).
In 2023, 2022 and 2021, there were no reversals of impairment charges on intangible assets.